United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Six months ended 04/30/11

Item 1.                      Reports to Stockholders

Federated Muni and Stock Advantage Fund

Fund Established 2003

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.52	$9.95	$9.46	$12.08	$12.09	$11.10
Income From Investment Operations:
Net investment income	0.21	0.34	0.34	0.39	0.37	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.19	0.56	0.49	(2.27)	0.20	0.96
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.90	0.83	(1.88)	0.57	1.34
Less Distributions:
Distributions from net investment income	(0.22)	(0.33)	(0.34)	(0.39)	(0.38)	(0.35)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.35)	(0.20)	—
TOTAL DISTRIBUTIONS	(0.22)	(0.33)	(0.34)	(0.74)	(0.58)	(0.35)
Net Asset Value, End of Period	$10.70	$10.52	$9.95	$9.46	$12.08	$12.09
Total Return[1]	3.89%	9.19%	9.07%	(16.39)%	4.79%	12.31%
Ratios to Average Net Assets:
Net expenses	1.00%[2,3]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]
Net investment income	4.03%[2]	3.23%	3.60%	3.47%	3.12%	3.32%
Expense waiver/reimbursement[4]	0.47%[2]	0.45%	0.47%	0.45%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$296,329	$348,191	$384,555	$404,311	$588,344	$465,673
Portfolio turnover	21%	72%	80%	87%	72%	42%

Semi-Annual Shareholder Report

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 1.00%, 0.98%, 1.00%, 1.00% and 1.00%, after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.51	$9.94	$9.46	$12.07	$12.09	$11.10
Income From Investment Operations:
Net investment income	0.17	0.26	0.27	0.30	0.28	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.20	0.56	0.48	(2.25)	0.19	0.97
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.82	0.75	(1.95)	0.47	1.26
Less Distributions:
Distributions from net investment income	(0.18)	(0.25)	(0.27)	(0.31)	(0.29)	(0.27)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.35)	(0.20)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.25)	(0.27)	(0.66)	(0.49)	(0.27)
Net Asset Value, End of Period	$10.70	$10.51	$9.94	$9.46	$12.07	$12.09
Total Return[1]	3.60%	8.37%	8.14%	(16.95)%	3.93%	11.48%
Ratios to Average Net Assets:
Net expenses	1.75%[2,3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]
Net investment income	3.27%[2]	2.48%	2.85%	2.72%	2.37%	2.58%
Expense waiver/reimbursement[4]	0.47%[2]	0.45%	0.47%	0.45%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,757	$50,781	$55,826	$59,324	$81,930	$70,323
Portfolio turnover	21%	72%	80%	87%	72%	42%

Semi-Annual Shareholder Report

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.75%, 1.73%, 1.75%, 1.75% and 1.75%, after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.51	$9.94	$9.46	$12.07	$12.09	$11.10
Income From Investment Operations:
Net investment income	0.17	0.26	0.27	0.30	0.28	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.20	0.56	0.48	(2.25)	0.19	0.97
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.82	0.75	(1.95)	0.47	1.26
Less Distributions:
Distributions from net investment income	(0.18)	(0.25)	(0.27)	(0.31)	(0.29)	(0.27)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.35)	(0.20)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.25)	(0.27)	(0.66)	(0.49)	(0.27)
Net Asset Value, End of Period	$10.70	$10.51	$9.94	$9.46	$12.07	$12.09
Total Return[1]	3.60%	8.37%	8.15%	(16.95)%	3.94%	11.48%
Ratios to Average Net Assets:
Net expenses	1.75%[2,3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]
Net investment income	3.27%[2]	2.48%	2.86%	2.72%	2.37%	2.57%
Expense waiver/reimbursement[4]	0.47%[2]	0.45%	0.47%	0.45%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,991	$101,822	$113,830	$122,165	$181,358	$122,419
Portfolio turnover	21%	72%	80%	87%	72%	42%

Semi-Annual Shareholder Report

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.75%, 1.73%, 1.75%, 1.75% and 1.75%, after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,			Period Ended 10/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.52	$9.95	$9.46	$12.08	$12.27
Income From Investment Operations:
Net investment income	0.21	0.33	0.35	0.39	0.14
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.19	0.57	0.49	(2.26)	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.90	0.84	(1.87)	0.04
Less Distributions:
Distributions from net investment income	(0.22)	(0.33)	(0.35)	(0.40)	(0.15)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.35)	—
TOTAL DISTRIBUTIONS	(0.22)	(0.33)	(0.35)	(0.75)	(0.15)
Net Asset Value, End of Period	$10.70	$10.52	$9.95	$9.46	$12.08
Total Return[2]	3.89%	9.21%	9.20%	16.32%	(0.31)%
Ratios to Average Net Assets:
Net expenses	1.00%[3,4]	0.99%[4]	0.89%[4]	0.92%[4]	0.96%[3,4]
Net investment income	4.02%[3]	3.24%	3.70%	3.58%	3.16%[3]
Expense waiver/reimbursement[5]	0.47%[3]	0.45%	0.47%	0.45%	0.44%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,032	$18,299	$16,032	$13,588	$10,589
Portfolio turnover	21%	72%	80%	87%	72%[6]

1	Reflects operations for the period from May 31, 2007 (date of initial investment) to October 31, 2007.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 0.99%, 0.87%, 0.92% and 0.96%, after taking into account these expense reductions for the six months ended April 30, 2011, the years ended October 31, 2010, 2009 and 2008 and for the period ended October 31, 2007, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2011[1]
Net Asset Value, Beginning of Period	$10.29
Income From Investment Operations:
Net investment income	0.13
Net realized and unrealized gain on investments and foreign currency transactions	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.54
Less Distributions:
Distributions from net investment income	(0.13)
Net Asset Value, End of Period	$10.70
Total Return[2]	5.31%
Ratios to Average Net Assets:
Net expenses	0.75%[3,4]
Net investment income	4.29%[3]
Expense waiver/reimbursement[5]	0.48%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$992
Portfolio turnover	21%[6]

1	Reflects operations for the period from December 29, 2010 (date of initial investment) to April 30, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.73%, after taking into account these expense reductions for the period ended April 30, 2011.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period
Actual:
Class A Shares[1]	$1,000	$1,038.90	$5.06
Class B Shares[1]	$1,000	$1,036.00	$8.83
Class C Shares[1]	$1,000	$1,036.00	$8.83
Class F Shares[1]	$1,000	$1,038.90	$5.06
Institutional Shares[2]	$1,000	$1,052.10	$2.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares[1]	$1,000	$1,019.84	$5.01
Class B Shares[1]	$1,000	$1,016.12	$8.75
Class C Shares[1]	$1,000	$1,016.12	$8.75
Class F Shares[1]	$1,000	$1,019.84	$5.01
Institutional Shares[2]	$1,000	$1,021.08	$3.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
2	“Actual” expense information for the Institutional Shares is for the period from December 29, 2010 (date of initial investment) to April 30, 2011. Actual expenses are equal to the Institutional Shares annualized expense ratio of 0.75%, multiplied by 123/365 (to reflect the period from initial investment to April 30, 2011). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to the other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	51.7%
Equity Securities	45.5%
Other Securities [2,3]	0.0%
Cash Equivalents[4]	1.8%
Other Assets and Liabilities — Net[5]	1.0%
TOTAL	100.0%

At April 30, 2011, the Fund's sector composition6 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Consumer Staples	18.5%
Telecommunication Services	18.3%
Energy	15.7%
Health Care	14.3%
Utilities	12.7%
Financials	6.6%
Industrials	5.8%
Consumer Discretionary	3.3%
Materials	3.0%
Information Technology	1.8%
TOTAL	100.0%

Semi-Annual Shareholder Report

At April 30, 2011, the Fund's sector composition7 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Municipal Securities
Special Tax	12.0%
Hospital	11.1%
Industrial Development Bond/Pollution Control Revenue	10.1%
Transportation	9.5%
Water and Sewer	9.1%
General Obligation-Local	8.1%
Education	7.7%
General Obligation-State	6.9%
Public Power	6.5%
Pre-refunded	5.9%
Other[8]	13.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Other Securities include purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in tax-exempt, variable rate instruments.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
7	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
8	For purposes of this table, sector classifications constitute 86.9% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2011 (Unaudited)

Principal Amount or Shares		Value
	COMMON STOCKS – 45.5%
	Consumer Discretionary – 1.5%
51,100	Cinemark Holdings, Inc.	1,038,863
93,420	Leggett and Platt, Inc.	2,456,012
30,200	National CineMedia, Inc.	526,688
202,920	Regal Entertainment Group	2,796,237
	TOTAL	6,817,800
	Consumer Staples – 8.4%
225,805	Altria Group, Inc.	6,060,606
21,850	British American Tobacco PLC, ADR	1,927,170
444,795	Foster's Group Ltd., Sponsored ADR	2,726,593
91,100	Heinz (H.J.) Co.	4,667,053
49,405	Imperial Tobacco Group PLC, ADR	3,502,815
59,980	Kimberly-Clark Corp.	3,962,279
107,320	Philip Morris International Inc.	7,452,301
214,600	Reynolds American, Inc.	7,963,806
	TOTAL	38,262,623
	Energy – 7.1%
98,295	ARC Resources Ltd.	2,653,337
48,405	Baytex Energy Corp.	2,989,277
89,230	Bonavista Energy Corp.	2,681,191
72,870	ConocoPhillips	5,751,629
56,685	Crescent Point Energy Corp.	2,573,786
64,795	Royal Dutch Shell PLC	5,020,317
71,835	Seadrill Ltd.	2,560,918
94,860	Ship Finance International Ltd.	1,896,251
53,280	Total SA, ADR	3,422,174
53,480	Vermilion Energy Inc.	2,871,409
	TOTAL	32,420,289
	Financials – 3.0%
146,200	Cincinnati Financial Corp.	4,631,616
102,300	Mercury General Corp.	4,065,402
198,600	Old Republic International Corp.	2,516,262
80,345	People's United Financial, Inc.	1,099,923
37,405	Sun Life Financial Services of Canada	1,225,388
	TOTAL	13,538,591
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Health Care – 6.5%
49,040	Bayer AG, ADR	4,210,084
220,870	Bristol-Myers Squibb Co.	6,206,447
152,885	GlaxoSmithKline PLC, ADR	6,674,959
132,255	Lilly (Eli) & Co.	4,894,757
62,560	Merck & Co., Inc.	2,249,032
254,160	Pfizer, Inc.	5,327,194
	TOTAL	29,562,473
	Industrials – 2.7%
53,260	BAE Systems PLC, ADR	1,161,601
75,140	Deluxe Corp.	2,034,791
126,815	Donnelley (R.R.) & Sons Co.	2,391,731
262,795	General Electric Co.	5,374,158
44,900	Pitney Bowes, Inc.	1,102,744
	TOTAL	12,065,025
	Information Technology – 0.8%
40,700	Maxim Integrated Products, Inc.	1,112,738
27,995	Microchip Technology, Inc.	1,148,915
100,690	Nokia Oyj, ADR, Class A	929,369
17,605	Paychex, Inc.	575,859
	TOTAL	3,766,881
	Materials – 1.4%
12,830	BASF SE, ADR	1,320,977
48,545	CRH PLC ADR	1,211,198
33,135	MeadWestvaco Corp.	1,116,318
108,885	RPM International, Inc.	2,558,797
	TOTAL	6,207,290
	Telecommunication Services – 8.3%
264,380	AT&T, Inc.	8,227,506
191,165	BCE, Inc.	7,155,306
177,265	CenturyLink, Inc.	7,228,867
322,211	Deutsche Telekom AG-ADR	5,348,702
201,405	Verizon Communications	7,609,081
71,800	Vodafone Group PLC, ADR	2,090,816
	TOTAL	37,660,278
	Utilities – 5.8%
76,900	Ameren Corp.	2,253,939
67,010	CenterPoint Energy, Inc.	1,246,386
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
87,915	DPL, Inc.	2,662,945
42,775	DTE Energy Co.	2,161,421
29,800	FirstEnergy Corp.	1,190,808
31,100	Integrys Energy Group, Inc.	1,628,396
107,530	National Grid PLC, ADR	5,519,515
187,500	NiSource, Inc.	3,646,875
56,245	Pepco Holdings, Inc.	1,083,841
67,085	PPL Corp.	1,840,142
26,675	SCANA Corp.	1,107,546
28,930	Scottish & Southern Energy PLC, ADR	666,836
28,480	Southern Co.	1,111,859
	TOTAL	26,120,509
	TOTALCOMMON STOCKS (IDENTIFIED COST $181,239,906)	206,421,759
	MUNICIPAL BONDS – 51.7%
	Alabama – 1.0%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,001,340
1,050,000	Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	982,789
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,328,462
	TOTAL	4,312,591
	Arizona – 0.4%
2,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2038	2,016,800
	California – 3.9%
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	612,858
100,000	California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	103,467
2,000,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010M), 5.000%, 05/01/2016	2,299,560
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,161,550
100,000	California Statewide CDA, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	78,502
300,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	307,980
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$5,000,000	Regents of University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,509,950
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,143,520
1,000,000	Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,001,500
1,545,000	Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,557,577
	TOTAL	17,776,464
	Colorado – 1.1%
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	563,262
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, (United States Treasury and Agency PRF 11/1/2018@100), 11/01/2027	518,305
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,218,116
1,250,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,436,025
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,183,640
	TOTAL	4,919,348
	District of Columbia – 1.9%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,331,460
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (Assured Guaranty Municipal Corp. INS), 06/01/2025	5,168,800
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,023,050
	TOTAL	8,523,310
	Florida – 2.7%
1,265,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375%, 10/01/2029	1,286,796
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	511,043
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,022,440
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guarantee Corp. INS), 10/01/2023	1,157,156
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$330,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	298,007
3,000,000	Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,177,390
1,635,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,149,601
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,401,675
470,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	409,093
	TOTAL	12,413,201
	Georgia – 2.4%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,405,000
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,140,850
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	568,703
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RAC (Series 2009), 5.000%, 11/15/2024	1,536,645
	TOTAL	10,651,198
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	548,807
	Hawaii – 0.3%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,245,050
	Illinois – 2.4%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (Assured Guaranty Municipal Corp. INS), 07/01/2017	2,851,291
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,197,464
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	310,727
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	762,450
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	764,243
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	492,925
1,000,000		Illinois Finance Authority, (Navistar International Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.500%, 10/15/2040	1,004,380
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,391,490
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,115,828
		TOTAL	10,890,798
		Indiana – 1.2%
2,500,000		Indiana HEFA, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,199,600
2,500,000	[1]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	649,500
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	2,661,100
		TOTAL	5,510,200
		Iowa – 0.1%
1,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	643,025
		Kansas – 0.6%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,612,138
		Kentucky – 0.4%
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,698,045
		Louisiana – 0.2%
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,000,970
		Maryland – 0.4%
530,000		Maryland State Economic Development Corp., (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	507,120
925,000		Maryland State Economic Development Corp., (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	845,783
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	463,540
		TOTAL	1,816,443
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Massachusetts – 2.9%
$5,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,205,600
2,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds (Series 2005), 5.000%, 07/01/2022	2,314,440
2,000,000	Massachusetts Development Finance Agency, (Harvard University), Revenue Bonds (Series 2010B-2), 5.000%, 10/15/2020	2,372,600
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,313,982
	TOTAL	13,206,622
	Michigan – 1.0%
2,500,000	Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,211,525
1,000,000	Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,064,190
1,500,000	Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,344,525
	TOTAL	4,620,240
	Minnesota – 0.3%
1,275,000	University of Minnesota, GO Bonds (Series 2011A), 5.000%, 12/01/2021	1,473,097
	Missouri – 0.8%
1,500,000	Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,563,660
2,000,000	Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,118,180
	TOTAL	3,681,840
	Nebraska – 0.2%
625,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2010A), 5.700%, 09/01/2031	657,756
	Nevada – 0.6%
495,000	Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	332,833
2,000,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,115,220
245,000	Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	123,281
580,000	Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	287,686
	TOTAL	2,859,020
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		New Jersey – 0.9%
$770,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	792,676
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,445,219
		TOTAL	4,237,895
		New Mexico – 0.6%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	2,093,140
500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	518,355
		TOTAL	2,611,495
		New York – 5.8%
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.93% 03/01/2021	3,100,000
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	713,491
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.250%, 06/15/2040	2,039,620
2,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	2,013,840
3,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2011C), 5.000%, 11/01/2022	3,394,380
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,777,200
1,865,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2009B-1), 5.250%, 03/15/2038	1,901,032
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,318,160
5,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,161,550
		TOTAL	26,419,273
		North Carolina – 0.9%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	953,230
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,573,200
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,704,142
	TOTAL	4,230,572
	Ohio – 2.7%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,120,522
1,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	1,240,831
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,624,124
4,000,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Refunding Revenue Bonds (Series 2010C), 5.000%, 06/01/2020	4,653,640
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	339,285
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	453,700
	TOTAL	12,432,102
	Oklahoma – 0.2%
1,000,000	Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	965,710
	Pennsylvania – 2.7%
300,000	Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,264
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,309,308
1,000,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.500%, 05/01/2017	1,037,020
2,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,127,441
1,000,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	949,340
2,500,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,210,275
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	246,553
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	502,315
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	2,973,510
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	410,845
	TOTAL	12,066,871
	Puerto Rico – 0.7%
3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	2,995,470
	South Carolina – 1.2%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,358,246
715,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	547,776
2,500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,620,850
	TOTAL	5,526,872
	South Dakota – 0.9%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	3,920,746
	Texas – 3.8%
1,545,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,308,275
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	940,340
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,009,681
2,500,000	Love Field Airport Modernization Corporation, TX, (Southwest Airlines Co.), Special Facilities Revenue Bonds (Series 2010), 5.250%, 11/01/2040	2,177,125
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	511,095
570,000	North Texas Tollway Authority, (North Texas Toll Authority Special Projects System), Special Projects System Revenue Bonds (Series 2011), 5.500%, 09/01/2041	580,756
500,000	Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	527,050
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,624,760
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, 12/15/2026	2,735,627
2,740,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,762,989
	TOTAL	17,177,698
	Virginia – 1.4%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,212,153
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,174,270
	TOTAL	6,386,423
	Washington – 3.2%
1,160,000	Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,172,226
1,890,000	King County, WA Sewer System, Sewer Revenue Bonds (Series 2011), 5.250%, 01/01/2027	2,069,909
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,712,999
2,980,000	Washington State Health Care Facilities Authority, (Highline Medical Center), FHA Insured Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	3,202,189
1,750,000	Washington State Health Care Facilities Authority, (Kadlec Regional Medical Center), Revenue Bonds (Series 2010), 5.500%, 12/01/2039	1,462,878
2,965,000	Washington State, UT GO Bonds (Series 2007A), 5.000%, 07/01/2031	3,050,392
	TOTAL	14,670,593
	West Virginia – 0.2%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	831,700
	Wisconsin – 1.6%
2,265,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury and Agency PRF), 06/01/2027	2,350,843
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	4,966,266
	TOTAL	7,317,109
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $236,702,375)	234,867,492
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	SHORT-TERM MUNICIPALS – 1.8%[4]
	District of Columbia – 0.6%
$2,500,000	District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.), (SunTrust Bank LOC), 0.650%, 5/4/2011	2,500,000
	Michigan – 0.9%
4,000,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC), (Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	4,000,000
	Pennsylvania – 0.3%
1,550,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/5/2011	1,550,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	8,050,000
	PURCHASED CALL OPTIONS – 0.0%
19,600,000	EUR PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	33,320
27,550,000	GBP PUT/USD CALL, Strike Price $1.35, Expiration Date 12/30/2011	35,815
	TOTAL	69,135
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $419,645)	69,135
	TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $426,411,926)[5]	449,408,386
	OTHER ASSETS AND LIABILITIES - NET — 1.0%[6]	4,691,102
	TOTAL NET ASSETS — 100%	$454,099,488
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $518,355, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2011, these liquid restricted securities amounted to $518,355, which represented 0.1% of total net assets.
4	Current rate and next reset date shown on Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $426,383,826.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$134,081,770	$ —	$ —	$134,081,770
International	72,339,989	—	—	72,339,989
Debt Securities:
Municipal Bonds	—	234,867,492	—	234,867,492
Short-Term Municipals	—	8,050,000	—	8,050,000
Purchased Call Options	69,135	—	—	69,135
TOTAL SECURITIES	$206,490,894	$242,917,492	$ —	$449,408,386

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
CDA	— Community Development Administration
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PRF	— Prerefunded
SID	— Special Improvement District
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $426,411,926)		$449,408,386
Cash		13,902
Income receivable		4,979,334
Receivable for shares sold		1,045,870
Receivable for investments sold		136,148
TOTAL ASSETS		455,583,640
Liabilities:
Payable for shares redeemed	$1,133,221
Payable for shareholder services fee (Note 5)	163,665
Payable for distribution services fee (Note 5)	84,678
Payable for transfer and dividend disbursing agent fees and expenses	75,169
Accrued expenses	27,419
TOTAL LIABILITIES		1,484,152
Net assets for 42,433,313 shares outstanding		$454,099,488
Net Assets Consist of:
Paid-in capital		$509,287,525
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,996,670
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(78,379,121)
Undistributed net investment income		194,414
TOTAL NET ASSETS		$454,099,488
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($296,328,720 ÷ 27,686,241 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share (100/94.50 of $10.70)	$11.32
Redemption proceeds per share	$10.70
Class B Shares:
Net asset value per share ($47,756,656 ÷ 4,464,041 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share (94.50/100 of $10.70)	$10.11
Class C Shares:
Net asset value per share ($90,990,678 ÷ 8,505,588 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share (99.00/100 of $10.70)	$10.59
Class F Shares:
Net asset value per share ($18,031,757 ÷ 1,684,750 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share (100/99.00 of $10.70)	$10.81
Redemption proceeds per share (99.00/100 of $10.70)	$10.59
Institutional Shares:
Net asset value per share ($991,677 ÷ 92,693 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share	$10.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest		$6,670,937
Dividends (net of foreign taxes withheld of $109,136)		5,267,079
TOTAL INCOME		11,938,016
Expenses:
Investment adviser fee (Note 5)	$2,381,415
Administrative fee (Note 5)	186,073
Custodian fees	13,147
Transfer and dividend disbursing agent fees and expenses	177,179
Directors'/Trustees' fees	3,205
Auditing fees	12,153
Legal fees	3,199
Portfolio accounting fees	76,285
Distribution services fee — Class B Shares (Note 5)	179,334
Distribution services fee — Class C Shares (Note 5)	352,129
Shareholder services fee — Class A Shares (Note 5)	389,936
Shareholder services fee — Class B Shares (Note 5)	59,778
Shareholder services fee — Class C Shares (Note 5)	117,380
Shareholder services fee — Class F Shares (Note 5)	22,380
Account administration fee — Class A Shares	341
Share registration costs	31,788
Printing and postage	25,130
Insurance premiums	2,626
Miscellaneous	3,427
TOTAL EXPENSES	4,036,905
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,113,060)
Waiver of administrative fee (Note 5)	(4,847)
Waiver of distribution services fee — Class C Shares (Note 5)	(100)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(200)
Reimbursement of shareholder services fee — Class F Shares (Note 5)	(100)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(28,477)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,146,784)
Net expenses			$2,890,121
Net investment income			9,047,895
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,027,066
Net realized loss on written options			(543,101)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,061,167
Net change in unrealized depreciation on written options			858,003
Net realized and unrealized gain on investments, written options and foreign currency transactions			7,403,135
Change in net assets resulting from operations			$16,451,030

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,047,895	$16,387,767
Net realized gain on investments, written options and foreign currency transactions	1,483,965	28,221,252
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	5,919,170	2,747,986
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,451,030	47,357,005
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,688,902)	(11,711,822)
Class B Shares	(839,345)	(1,316,682)
Class C Shares	(1,645,362)	(2,656,628)
Class F Shares	(380,799)	(560,963)
Institutional Shares	(10,367)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,564,775)	(16,246,095)
Share Transactions:
Proceeds from sale of shares	18,523,362	59,483,523
Net asset value of shares issued to shareholders in payment of distributions declared	8,146,892	13,884,612
Cost of shares redeemed	(98,549,605)	(155,629,440)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(71,879,351)	(82,261,305)
Change in net assets	(64,993,096)	(51,150,395)
Net Assets:
Beginning of period	519,092,584	570,242,979
End of period (including undistributed net investment income of $194,414 and $711,294, respectively)	$454,099,488	$519,092,584

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.

Effective December 29, 2010, the Fund began offering Institutional Shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of a security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability Semi-Annual Shareholder Report of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Semi-Annual Shareholder Report

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2010	25,900,000	$574,344
Contracts bought back	(25,900,000)	(574,344)
Outstanding at April 30, 2011	—	$ —

At April 30, 2011, the Fund had no outstanding written options contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investments in securities, at value	$69,135

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Option Contracts
Equity contracts	$(1,298,051)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Option Contracts
Equity contracts	$1,262,443

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,102,113	$11,422,604	4,362,816	$44,560,457
Shares issued to shareholders in payment of distributions declared	567,386	5,872,886	1,007,450	10,335,671
Shares redeemed	(7,088,992)	(73,537,631)	(10,931,175)	(112,294,663)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,419,493)	$(56,242,141)	(5,560,909)	$(57,398,535)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	89,137	$925,662	311,609	$3,198,696
Shares issued to shareholders in payment of distributions declared	70,007	724,139	110,681	1,134,601
Shares redeemed	(525,589)	(5,448,090)	(1,207,800)	(12,395,177)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(366,445)	$(3,798,289)	(785,510)	$(8,061,880)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	382,531	$3,959,903	783,793	$8,047,409
Shares issued to shareholders in payment of distributions declared	115,229	1,191,865	182,588	1,871,435
Shares redeemed	(1,678,464)	(17,358,658)	(2,731,550)	(28,032,818)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,180,704)	$(12,206,890)	(1,765,169)	$(18,113,974)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	122,753	$1,269,823	357,457	$3,676,961
Shares issued to shareholders in payment of distributions declared	34,281	354,934	52,905	542,905
Shares redeemed	(212,182)	(2,205,123)	(282,514)	(2,906,782)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(55,148)	$(580,366)	127,848	$1,313,084
	Period Ended 4/30/2011[1]		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	92,408	$945,370	—	$ —
Shares issued to shareholders in payment of distributions declared	295	3,068	—	—
Shares redeemed	(10)	(103)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	92,693	$948,335	—	$ —
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,929,097)	$(71,879,351)	(7,983,740)	$(82,261,305)
1	Reflects operations for the period from December 29, 2010 (date of initial investment) to April 30, 2011.

4. Federal Tax Information

At April 30, 2011, the cost of investments for federal tax purposes was $426,383,826. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $23,024,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,539,854 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,515,294.

At October 31, 2010, the Fund had a capital loss carryforward of $78,863,601 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$236,030
2016	$10,584,272
2017	$68,043,299

Semi-Annual Shareholder Report

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $1,113,060 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2011, the Sub-Adviser earned a fee of $327,888.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,847 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $100 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $38,633 of fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $22,356 in sales charges from the sale of Class A Shares. FSC also retained $930 relating to redemptions of Class C Shares and $6,352 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $300 of Service Fees. For the six months ended April 30, 2011, FSSC received $5,590 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $140,910,000 and $131,277,722 respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $28,477 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2011, were as follows:

Purchases	$96,690,631
Sales	$170,673,610

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Muni and Stock Advantage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Semi-Annual Shareholder Report considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811
Cusip 31420C720
Cusip 31420C654

30216 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Income Securities Trust

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	June 22, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011